UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

5959 West Loop South

Suite 535

Bellaire, Texas 77401

 (Address of principal executive offices)

(Zip code)

Bill Cross

5959 West Loop South

Suite 535

Bellaire, Texas 77401

 (Name and address of agent for service)

Registrant's telephone number, including area code: 713-592-0828

Date of fiscal year end: April 30

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.  Schedule of Investments

Pebblebrook Fund

		Schedule of Investments
		July 31, 2005 (Unaudited)

Shares/Principal Amount		Market Value

COMMON STOCKS - 77.15%

Accident & Health Insurance - 0.62%
150	Aon Corp.	$ 3,816

Books: Publishing or Publishing & Printing - 1.49%
200	McGraw-Hill Companies, Inc.	9,202

Crude Petroleum & Natural Gas - 1.04%
100	Burlington Resources, Inc.	6,411

Electric Services - 1.92%
400	Duke Energy Company	11,816

Electronic & Other Electrical Equipment - 3.26%
200	Emerson Electric Company	13,160
200	General Electric Company	6,900
		20,060

Federal & Federally-Sponsored Credit Agencies - 2.79%
100	Federal Home Loan Mortgage Corp. VTG	6,328
50	Student Loan Corp. (Sallie Mae)	10,838
		17,166

Fire, Marine & Casualty Insurance - 1.97%
100	Allstate Corp.	6,126
100	American International Group, Inc.	6,020
		12,146

Gold And Silver Ores - 0.40%
100	Barrick Gold Corp.	2,450

Federal & Federally-Sponsored Credit Agencies - 0.84%
100	Student Loan Marketing Association	5,149

Food and Kindred Products - 0.63%
100	Unilever PLC	3,903

Grain Mill Products - 1.54%
200	General Mills, Inc.	9,480

Heating Equipment, Except Electrical & Warm Air; & Plumbing Fixtures - 0.77%
50	Fortune Brands, Inc.	4,728

Hospital & Medical Service Plans - 1.70%
200	UnitedHealth Group, Inc.	10,460

Industrial Inorganic Chemicals - 3.21%
400	Praxair, Inc.	19,756

Investment Advice - 2.05%
100	Alliance Capital Management Holding LP.	4,553
100	Franklin Resources, Inc.	8,082
		12,635

Life Insurance - 0.80%
100	HCA, Inc.	4,925

Measuring & Controlling Devices, NEC - 0.73%
150	Thermo Electron Corp.*	4,479

Metal Mining - 1.44%
300	BHP Billiton Ltd.	8,886

Miscellaneous Business Credit Institution - 0.05%
10	PHH Corp.*	282

Miscellaneous Publishing - 0.70%
125	ProQuest Company *	4,331

Motor Vehicles and Passenger Car Bodies - 0.60%
100	General Motors Corp.	3,682

National Commercial Banks - 6.85%
400	Bank Of America Corp.	17,440
275	Citigroup, Inc.	11,963
100	MBNA Corp.	2,516
150	North Fork Bancorp, Inc.	4,108
100	Wells Fargo & Company	6,134
		42,161

Natural Gas Transmisison - 1.08%
75	Kinder Morgan, Inc.	6,665

Newspapers: Publishing Or Publishing & Printing - 1.19%
100	Gannett, Inc.	7,296

Offices Of Holding Companies - 2.71%
6	Berkshire Hathaway, Inc. Class B *	16,692

Operators Of Nonresidential Buildings - 0.58%
100	Forest City Enteprises, Inc. Class A	3,599

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 0.67%
50	Zimmer Holdings, Inc. *	4,118

Paper Mills - 3.37%
325	Kimberly-Clark Corp.	20,722

Perfumes, Cosmetics & Other Toilet Preparations - 1.39%
100	Avon Products, Inc.	3,271
100	Colgate-Palmolive Co.	5,294
		8,565
Petroleum Refining - 8.96%
100	British Petroleum Company PLC. Adr	6,588
400	ConocoPhillips Co.	25,036
400	Exxon Mobil Corp.	23,500
		55,124

Pharmaceutical Preparations - 5.06%
200	Bristol Myers Squibb Company	4,996
250	Johnson & Johnson, Inc.	15,990
125	Lilly, Eli & Company	7,040
100	Merck & Company, Inc.	3,106
		31,132

Public Building & Related Furniture - 0.93%
100	Johnson Controls, Inc.	5,744

Railroads, Line-Haul Operating - 0.88%
100	Burlington Northern Santa Fe Corp.	5,425

Real Estate Agents & Managers - 0.69%
200	Cendant Corp.	4,272

Savings Institution, Federally Chartered - 3.50%
200	Golden West Financial Corp.	13,024
200	Washington Mutual Bank	8,496
		21,520

Security & Commodity Brokers - 2.45%
50	Chicago Mercantile Exchange Holdings, Inc. A	15,053

Services-Consumer Credit Reports - 2.72%
200	Equifax, Inc.	7,280
200	Moody's Corp.	9,462
		16,742

Services-Prepackaged Software - 0.42%
100	Microsoft Corp.	2,561

Specialty Cleaning, Polishing and Sanitation Preparations - 0.91%
100	Clorox Co.	5,585

State Commercial Banks - 0.81%
100	State Street Corp.	4,974

Sugar & Confectionery Products - 0.87%
75	Wrigley (WM.) Jr. Co.	5,335

Surgical & Medical Instruments - 0.64%
100	Baxter, Inc.	3,927

Telephone Communications -1.59%
400	SBC Communications, Inc.	9,780

Title Insurance - 0.70%
110	Fidelity National Financial, Inc.	4,334

TOTAL COMMON STOCK (COST $379,486) - 77.51%		$477,089

REAL ESTATE INVESTMENT TRUSTS
50	Alexandria Real Estate Equities, Inc.	4,022
100	Equity Office Properties Trust	3,545
200	John Wiley Class A	8,570
100	Public Storage, Inc.	6,675
		22,812

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $14,846) - 3.71%		$22,812

CASH EQUIVALENTS - 18.99%
116,865	First American Treasury Obligation Fund Cl A 2.59% **	116,865
	(Cost $116,865)

	TOTAL INVESTMENTS (Cost $511,197) -100.20%	616,766

	Liabilities in Excess of Assets - (0.20)%	($1,225)

	Net Assets - 100.00%	615,541

* Non-income producing securities.
** Variable Rate Security at July 31, 2005

NOTES TO FINANCIAL STATEMENTS
The Pebblebrook Fund
1. SECURITY TRANSACTIONS
At July 31, 2005, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $511,197 amounted to $105,570 which consisted of aggregate gross unrealized appreciation of $114,539 and aggregate gross unrealized depreciation of $8,969.

Item 2.  Controls and Procedures

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date September 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date September 28, 2005